Convertible Debentures (Details) - USD ($)			9 Months Ended
	Jun. 21, 2024	Apr. 15, 2024	Sep. 30, 2024	Dec. 31, 2023
Convertible Debentures [Line Items]
Deposit	$ 5,000,000
Debentures redeem	5,000,000
Additional redeem	$ 5,000,000
Short term				$ 600,000
Debentures [Member]
Convertible Debentures [Line Items]
Principal amount of the debentures			$ 140,000
Interest rate			5.75%
Conversion price (in Dollars per share)			$ 2.23
Net carrying amount			$ 5,600,000
Short term			1,500,000
Unamortized debt discount			296,000
Issuance cost			419,000
Interest paid			570,000
Debentures [Member] | Level 3 [Member]
Convertible Debentures [Line Items]
Debt instrument fair value			$ 5,600,000
Common Stock [Member]
Convertible Debentures [Line Items]
Conversion price (in Dollars per share)			$ 3
Securities Purchase Agreement [Member]
Convertible Debentures [Line Items]
Due date		Apr. 15, 2027
Issued principal		$ 11,830,000
Securities Purchase Agreement [Member] | Debentures [Member]
Convertible Debentures [Line Items]
Principal amount of the debentures		$ 6,350,000